Long-Term Investments, Net (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Investments, Net [Abstract]
Schedule of Long-Term Investments	Long-term investments, net consisted of the following:
	December 31,
	2022	June 30, 2023
	RMB	RMB	US$
Equity method investments
Advanced Life Therapeutics Co., Ltd. (“Advanced Life”)	—	—	—
Nassau Enterprises LLC (“Nassau”).	—	39,783	5,486
Total	—	39,783	5,486
Less: Impairment	—	—	—
Long-term investments, net	—	39,783	5,486